UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

(Formerly known as Strategic Partners Mid Cap Value Fund)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Mid Cap Value Fund

FUND TYPE

Small/Mid-cap stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Mid Cap Value Fund

Dryden Mid Cap Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Mid Cap Value Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.61%; Class B, 2.31%; Class C, 2.31%; Class L, 1.81%; Class M, 2.31%; Class X, 1.47%; Class Z, 1.31%. Net operating expenses apply to: Class A, 1.56%; Class B, 2.31%; Class C, 2.31%; Class L, 1.81%; Class M, 2.31%; Class X, 1.47%; Class Z, 1.31%, after contractual reduction through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A2	–7.01%	–9.95%	N/A	36.66%
Class B3	–7.42	–10.67	N/A	32.36
Class C	–7.43	–10.68	84.50%	153.86
Class L2	–7.15	–10.17	89.26	166.30
Class M3	–7.36	–10.62	84.43	153.77
Class X	–6.97	–9.79	88.58	158.91
Class Z	–6.92	–9.56	N/A	10.00
Russell Midcap Value Index[4]	–9.20	–11.65	114.05	*
Russell Midcap Index[5]	–8.77	–6.34	111.87	**
S&P MidCap 400 Index[6]	–6.95	–2.76	102.86	***
Lipper Mid-Cap Value Funds Avg.[7]	–9.95	–10.17	100.43	****

Average Annual Total Returns[8] as of 3/31/08
		One Year	Five Years	Since Inception[1]
Class A2		–16.69%	N/A	4.93%
Class B3		–15.83	N/A	5.35
Class C		–13.19	12.87%	9.44
Class L2		–17.11	12.10	9.31
Class M3		–16.50	12.64	9.44
Class X		–15.66	13.01	9.66
Class Z		–11.43	N/A	1.33
Russell Midcap Value Index[4]		–14.12	16.77	*
Russell Midcap Index[5]		–8.92	16.31	**
S&P MidCap 400 Index[6]		–6.97	15.10	***
Lipper Mid-Cap Value Funds Avg.[7]		–11.72	15.22	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, Class X, 8/19/98, and Class Z, 11/28/05.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4The Russell MidCap Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

5The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

6The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

7Funds in the Lipper Mid-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index.

8The average annual total returns take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 51.94% for Class A and Class B; 192.36% for Class C, Class L, Class M, and Class X; and 15.98% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 9.39% for Class A and Class B; 11.16% for Class C, Class L, Class M, and Class X; and 3.89% for Class Z.

Dryden Mid Cap Value Fund	3

Your Fund’s Performance (continued)

**Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 50.67% for Class A and Class B; 183.26% for Class C, Class L, Class M, and Class X; and 18.19% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 8.99% for Class A and Class B; 10.72% for Class C, Class L, Class M, and Class X; and 4.45% for Class Z.

***S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 45.94% for Class A and Class B; 233.84% for Class C, Class L, Class M, and Class X; and 17.75% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 7.89% for Class A and Class B; 12.53% for Class C, Class L, Class M, and Class X; and 3.90% for Class Z.

****Lipper Mid-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/08 are 42.04% for Class A and Class B; 199.93% for Class C, Class L, Class M, and Class X; and 13.94% for Class Z. Lipper Mid-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/08 are 7.50% for Class A and Class B; 11.29% for Class C, Class L, Class M, and Class X; and 3.20% for Class Z.

Investors cannot invest directly in an index. The returns for the Russell Midcap Value Index, the Russell Midcap Index, and the S&P MidCap 400 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/08
Hess Corp., Oil, Gas, & Consumable Fuels	2.2%
United States Steel Corp., Metals & Mining	1.7
American Electric Power Co., Inc., Electric Utilities	1.4
Edison International, Electric Utilities	1.4
Sempra Energy, Multi-Utilities	1.2

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Mid Cap Value Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Mid-Cap Value Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$929.90	1.56%	$7.49
	Hypothetical	$1,000.00	$1,017.11	1.56%	$7.82

Class B	Actual	$1,000.00	$925.80	2.31%	$11.06
	Hypothetical	$1,000.00	$1,013.38	2.31%	$11.56

Class C	Actual	$1,000.00	$925.70	2.31%	$11.06
	Hypothetical	$1,000.00	$1,013.38	2.31%	$11.56

Class L	Actual	$1,000.00	$928.50	1.81%	$8.68
	Hypothetical	$1,000.00	$1,015.86	1.81%	$9.07

Class M	Actual	$1,000.00	$926.40	2.31%	$11.06
	Hypothetical	$1,000.00	$1,013.38	2.31%	$11.56

Class X	Actual	$1,000.00	$930.30	1.47%	$7.06
	Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37

Class Z	Actual	$1,000.00	$930.80	1.31%	$6.29
	Hypothetical	$1,000.00	$1,018.35	1.31%	$6.57

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

April 30, 2008 (Unaudited)

Description	Shares	Value (Note 2)

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS

Aerospace & Defense 1.0%
L-3 Communications Holdings, Inc.(a)	19,700	$2,195,565

Auto Components 1.4%
Autoliv, Inc. (Sweden)	19,200	1,175,808
BorgWarner, Inc.	22,000	1,081,300
TRW Automotive Holdings Corp.*	35,200	899,712

		3,156,820

Automobiles 0.9%
Ford Motor Co.*(a)	159,800	1,319,948
Harley-Davidson, Inc.(a)	16,600	634,950

		1,954,898

Beverages 2.6%
Coca-Cola Enterprises, Inc.(a)	80,300	1,806,750
Constellation Brands, Inc. (Class A Stock)*(a)	81,700	1,500,012
Pepsi Bottling Group, Inc.	38,100	1,284,351
PepsiAmericas, Inc.	43,400	1,115,380

		5,706,493

Building Products 0.5%
Masco Corp.(a)	56,400	1,027,044

Chemicals 3.2%
Ashland, Inc.(a)	18,300	970,266
Celanese Corp.	27,300	1,221,675
Eastman Chemical Co.	24,400	1,793,400
FMC Corp.	11,900	747,082
PPG Industries, Inc.	34,200	2,098,854
Westlake Chemical Corp.(a)	14,700	245,637

		7,076,914

Commercial Banks 6.4%
Associated Banc-Corp.	38,200	1,079,914
BancorpSouth, Inc.(a)	27,100	651,213
Bank of Hawaii Corp.	9,700	531,851
City National Corp.	15,600	756,912
Colonial BancGroup, Inc. (The)(a)	50,100	407,814

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	7

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
Comerica, Inc.(a)	32,800	$1,139,144
Commerce Bancshares, Inc.	15,330	666,855
Fulton Financial Corp.	45,500	567,385
Huntington Bancshares, Inc.(a)	66,500	624,435
KeyCorp(a)	70,300	1,696,339
M&T Bank Corp.(a)	11,100	1,034,853
Marshall & Ilsley Corp.(a)	55,900	1,396,382
Popular, Inc. (Puerto Rico)(a)	15,800	197,026
Synovus Financial Corp.(a)	31,700	375,328
TCF Financial Corp.	36,300	631,620
UnionBanCal Corp.	13,600	714,136
Webster Financial Corp.	11,700	304,785
Wilmington Trust Corp.	11,900	391,272
Zions Bancorp	17,000	787,950

		13,955,214

Commercial Services & Supplies 1.0%
HNI Corp.	25,300	550,781
R.R. Donnelley & Sons Co.	52,400	1,605,536

		2,156,317

Communication Equipment 0.2%
Arris Group, Inc.*(a)	43,700	353,970

Computers & Peripherals 1.2%
Lexmark International, Inc. (Class A Stock)*	44,000	1,381,160
Western Digital Corp.*	47,100	1,365,429

		2,746,589

Construction & Engineering 0.1%
Chicago Bridge & Iron Co. NV (Netherlands)	6,000	239,040

Consumer Finance 0.1%
AmeriCredit Corp.*(a)	22,600	315,496

Containers & Packaging 0.4%
Sonoco Products Co.	22,900	754,555
Temple-Inland, Inc.(a)	13,800	161,046

		915,601

See Notes to Financial Statements.

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Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Diversified Consumer Services 0.2%
Career Education Corp.*(a)	19,900	$400,985

Diversified Financial Services 0.1%
CIT Group, Inc.(a)	18,100	197,109

Diversified Telecommunication Services 0.9%
CenturyTel, Inc.	32,600	1,057,870
Embarq Corp.	19,800	823,086

		1,880,956

Electric Utilities 6.0%
American Electric Power Co., Inc.	70,500	3,146,415
DPL, Inc.(a)	17,600	489,808
Duke Energy Corp.	28,900	529,159
Edison International	58,000	3,025,860
Great Plains Energy, Inc.(a)	31,600	810,224
Pepco Holdings, Inc.	54,700	1,362,577
Pinnacle West Capital Corp.	25,800	875,652
PPL Corp.	17,300	830,746
Progress Energy, Inc.(a)	50,900	2,137,291

		13,207,732

Electronic Equipment & Instruments 1.8%
Arrow Electronics, Inc.*	16,100	438,081
Avnet, Inc.*	44,100	1,154,979
Ingram Micro, Inc. (Class A Stock)*(a)	47,000	799,470
Tech Data Corp.*	25,000	840,250
Vishay Intertechnology, Inc.*	73,900	698,355

		3,931,135

Energy Equipment & Services 2.8%
BJ Services Co.(a)	35,200	995,104
Noble Corp. (Cayman Islands)	8,800	495,264
Oil States International, Inc.*(a)	21,400	1,071,284
Patterson-UTI Energy, Inc.(a)	37,100	1,036,574
SEACOR Holdings, Inc.*(a)	9,500	808,545
Tidewater, Inc.(a)	16,100	1,050,042
Unit Corp.*	11,700	743,067

		6,199,880

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	9

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Exchange Traded Fund 0.7%
iShares Russell Midcap Value Index Fund	11,700	$1,595,295

Food & Staples Retailing 1.9%
Kroger Co. (The)	67,500	1,839,375
Safeway, Inc.	60,600	1,914,960
SUPERVALU, Inc.	14,200	470,020

		4,224,355

Food Products 1.9%
ConAgra Foods, Inc.	41,900	987,164
Dean Foods Co.*(a)	48,300	1,122,492
Del Monte Foods Co.	113,400	1,022,868
Smithfield Foods, Inc.*(a)	36,500	1,046,820

		4,179,344

Gas Utilities 2.2%
AGL Resources, Inc.(a)	27,900	948,600
Atmos Energy Corp.	33,300	921,744
National Fuel Gas Co.(a)	29,800	1,525,164
ONEOK, Inc.	32,000	1,539,840

		4,935,348

Healthcare - Services 0.3%
Hill-Rom Holdings, Inc.	26,200	658,406

Healthcare Providers & Services 2.6%
Aetna, Inc.	12,700	553,720
CIGNA Corp.	15,600	666,276
Coventry Health Care, Inc.*(a)	21,500	961,695
Health Net, Inc.*	18,800	550,652
LifePoint Hospitals, Inc.*(a)	48,700	1,466,844
Lincare Holdings, Inc.*	23,700	576,858
Omnicare, Inc.(a)	42,900	873,015

		5,649,060

Hotels, Restaurants & Leisure 1.8%
Boyd Gaming Corp.(a)	15,700	294,375
Brinker International, Inc.(a)	33,000	748,770
Carnival Corp. (Panama)(a)	20,100	807,417

See Notes to Financial Statements.

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Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.	20,800	$740,064
International Speedway Corp. (Class A Stock)	16,600	704,172
Royal Caribbean Cruises Ltd.	17,900	571,010

		3,865,808

Household Durables 2.7%
Black & Decker Corp. (The)(a)	7,700	505,351
Centex Corp.	10,800	224,856
Fortune Brands, Inc.(a)	12,300	831,726
Leggett & Platt, Inc.(a)	37,700	625,820
Lennar Corp. (Class A Stock)	17,300	318,666
Mohawk Industries, Inc.*(a)	15,200	1,158,088
NVR, Inc.*(a)	800	490,800
Ryland Group, Inc.(a)	8,700	278,226
Stanley Works (The)	13,900	670,536
Whirlpool Corp.(a)	11,300	822,414

		5,926,483

Independent Power Producers & Energy Traders 0.7%
Mirant Corp.*(a)	22,300	916,753
NRG Energy, Inc.*(a)	16,300	716,385

		1,633,138

Industrial Conglomerates 0.9%
Teleflex, Inc.	15,600	859,404
Walter Industries, Inc.	17,600	1,220,736

		2,080,140

Insurance 9.9%
American Financial Group, Inc.	34,200	937,764
Arch Capital Group Ltd. (Bermuda)*	3,500	247,275
Axis Capital Holdings Ltd.	6,200	210,242
Cincinnati Financial Corp.(a)	39,500	1,418,050
Endurance Specialty Holdings Ltd. (Bermuda)(a)	29,500	1,095,335
Everest Reinsurance Group Ltd. (Bermuda)	2,400	216,840
Fidelity National Financial, Inc.	55,200	882,648
First American Corp.(a)	27,700	908,560
Genworth Financial, Inc.	34,700	800,182
HCC Insurance Holdings, Inc.	27,200	671,296

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	11

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Insurance (cont’d.)
MBIA, Inc.(a)	9,200	$95,680
Mercury General Corp.(a)	15,300	763,317
Nationwide Financial Services, Inc. (Class A Stock)	19,100	957,292
Old Republic International Corp.	65,200	935,620
Philadelphia Consolidated Holding Co.*(a)	13,700	505,256
Principal Financial Group, Inc.(a)	20,300	1,089,298
Protective Life Corp.	23,800	1,014,356
Reinsurance Group of America, Inc.	15,000	779,700
RenaissanceRe Holdings Ltd.	12,000	617,280
Safeco Corp.	29,800	1,988,852
StanCorp Financial Group, Inc.	21,700	1,111,908
Torchmark Corp.	10,200	660,348
Transatlantic Holdings, Inc.	3,200	207,520
Unitrin, Inc.	19,100	724,654
Unum Group	51,600	1,197,636
W.R. Berkely Corp.	34,100	876,029
XL Capital Ltd. (Class A Stock)	21,300	743,157

		21,656,095

Internet Services 0.7%
Computer Sciences Corp.*(a)	33,800	1,473,342

IT Services 0.2%
Total System Services, Inc.	15,340	365,092

Leisure Equipment & Products 0.3%
Brunswick Corp.(a)	28,800	480,384
Eastman Kodak Co.	12,000	214,680

		695,064

Machinery 5.3%
AGCO Corp.*(a)	5,500	330,715
Cummins, Inc.	12,300	770,595
Eaton Corp.	29,400	2,582,496
Ingersoll-Rand Co. Ltd. (Class A Stock)(a)	40,000	1,775,200
Paccar, Inc.(a)	26,250	1,242,150
Parker Hannifin Corp.	33,600	2,682,960
Terex Corp.*	4,900	341,432
Timken Co.(a)	51,400	1,858,110

		11,583,658

See Notes to Financial Statements.

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Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Media 1.9%
Cablevision Systems Corp. (Class A Stock)*	14,400	$331,200
Dish Network Corp. (Class A Stock)*	13,800	411,792
Gannett Co., Inc.(a)	52,600	1,505,412
Getty Images, Inc.*	15,500	506,075
Harte-Hanks, Inc.	41,200	562,792
New York Times Co. (The) (Class A Stock)(a)	48,300	941,850

		4,259,121

Metals & Mining 4.0%
Cleveland-Cliffs, Inc.	3,900	625,560
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	13,033	1,482,504
Southern Copper Corp.(a)	7,800	895,128
Steel Dynamics, Inc.	59,600	2,077,060
United States Steel Corp.(a)	23,900	3,679,405

		8,759,657

Multi-Line Retail 0.5%
Dollar Tree, Inc.*(a)	31,400	992,240

Multi-Utilities 9.8%
Centerpoint Energy, Inc.(a)	55,700	847,754
Consolidated Edison, Inc.(a)	52,100	2,167,360
DTE Energy Co.	35,700	1,439,067
Energy East Corp.	48,800	1,112,640
Integrys Energy Group, Inc.	12,600	603,414
NiSource, Inc.	68,700	1,229,730
NSTAR	35,200	1,133,792
PG&E Corp.(a)	63,400	2,536,000
Puget Energy, Inc.	42,200	1,148,262
SCANA Corp.(a)	33,600	1,324,848
Sempra Energy	48,100	2,725,827
TECO Energy, Inc.(a)	69,600	1,114,296
Vectren Corp.	33,400	944,552
Wisconsin Energy Corp.(a)	29,800	1,414,308
Xcel Energy, Inc.(a)	83,300	1,732,640

		21,474,490

Office Electronics 1.2%
Xerox Corp.	196,000	2,738,120

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	13

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 10.0%
Canadian Natural Resources Ltd.	5,900	$501,500
Chesapeake Energy Corp.	42,500	2,197,250
Cimarex Energy Co.(a)	25,600	1,594,880
Forest Oil Corp.*	24,800	1,461,464
Frontline Ltd. (Bermuda)(a)	17,800	997,868
Hess Corp.	45,000	4,779,000
Murphy Oil Corp.	8,700	785,958
Newfield Exploration Co.*(a)	31,200	1,895,712
Noble Energy, Inc.	26,700	2,322,900
Overseas Shipholding Group, Inc.	14,400	1,083,744
Plains Exploration & Production Co.*	13,857	863,014
Ship Finance International Ltd.(a)	28,357	859,784
Sunoco, Inc.	16,800	779,688
Talisman Energy, Inc. (Canada)	40,900	833,542
Tesoro Corp.	21,700	545,538
XTO Energy, Inc.	9,000	556,740

		22,058,582

Personal Products 0.3%
NBTY, Inc.*	21,600	608,040

Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc.*	37,100	921,193
King Pharmaceuticals, Inc.*	96,100	902,379
Watson Pharmaceuticals, Inc.*	38,200	1,185,728

		3,009,300

Real Estate Investment Trusts 1.2%
Annaly Capital Management, Inc.(a)	33,900	568,164
Boston Properties, Inc.	6,200	623,038
Colonial Properties Trust(a)	19,700	477,331
iStar Financial, Inc.(a)	51,600	993,300

		2,661,833

Road & Rail 1.4%
Avis Budget Group, Inc.*(a)	22,500	298,800
Con-Way, Inc.	18,800	869,500
Ryder System, Inc.(a)	21,300	1,458,411
YRC Worldwide, Inc.*(a)	23,600	383,500

		3,010,211

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 0.2%
Teradyne, Inc.*	26,500	$352,185

Software 0.7%
Check Point Software Technologies Ltd. (Israel)*	66,500	1,570,730

Specialty Retail 2.0%
Advance Auto Parts, Inc.	22,800	790,704
AutoNation, Inc.*(a)	26,800	429,068
AutoZone, Inc.*	4,400	531,300
Foot Locker, Inc.	28,500	360,525
Penske Auto Group, Inc.(a)	28,626	599,142
RadioShack Corp.(a)	32,700	454,530
Ross Stores, Inc.(a)	21,600	723,384
TJX Cos., Inc.(a)	18,000	579,960

		4,468,613

Textiles, Apparel & Luxury Goods 0.6%
Jones Apparel Group, Inc.(a)	35,000	554,050
Liz Claiborne, Inc.	38,200	675,758

		1,229,808

Thrifts & Mortgage Finance 0.4%
Astoria Financial Corp.(a)	13,100	310,470
MGIC Investment Corp.(a)	9,600	125,088
Washington Federal, Inc.(a)	20,900	497,629

		933,187

Trading Companies & Distributors 0.3%
United Rentals, Inc.*	38,300	721,572

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	8,400	321,720

TOTAL LONG-TERM INVESTMENTS (cost $216,450,354)		217,307,795

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	15

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT 34.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $75,604,386; includes $74,759,068 of cash collateral for securities on loan)(b)(c)	75,604,386	$75,604,386

TOTAL INVESTMENTS 133.3% (cost $292,054,740; Note 5)		292,912,181
Liabilities in excess of other assets (33.3%)		(73,198,683)

NET ASSETS 100.0%		$219,713,498

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $71,619,310; cash collateral of $74,759,068 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (34.0% represents investments purchased with collateral from securities on loan)	34.4%
Oil, Gas & Consumable Fuels	10.0
Insurance	9.9
Multi-Utilities	9.8
Commercial Banks	6.4
Electric Utilities	6.0
Machinery	5.3
Metals & Mining	4.0
Chemicals	3.2
Energy Equipment & Services	2.8
Household Durables	2.7
Beverages	2.6
Healthcare Providers & Services	2.6
Gas Utilities	2.2
Specialty Retail	2.0
Media	1.9
Food & Staples Retailing	1.9
Food Products	1.9
Electronic Equipment & Instruments	1.8
Hotels, Restaurants & Leisure	1.8
Auto Components	1.4
Road & Rail	1.4

See Notes to Financial Statements.

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Industry (continued)
Pharmaceuticals	1.4%
Computers & Peripherals	1.2
Office Electronics	1.2
Real Estate Investment Trusts	1.2
Aerospace & Defense	1.0
Commercial Services & Supplies	1.0
Industrial Conglomerates	0.9
Automobiles	0.9
Diversified Telecommunication Services	0.9
Independent Power Producers & Energy Traders	0.7
Exchange Traded Funds	0.7
Software	0.7
Internet Services	0.7
Textiles, Apparel & Luxury Goods	0.6
Building Products	0.5
Multi-Line Retail	0.5
Thrifts & Mortgage Finance	0.4
Containers & Packaging	0.4
Trading Companies & Distributors	0.3
Leisure Equipment & Products	0.3
Healthcare-Services	0.3
Personal Products	0.3
Diversified Consumer Services	0.2
IT Services	0.2
Communication Equipment	0.2
Semiconductors & Semiconductor Equipment	0.2
Wireless Telecommunication Services	0.1
Consumer Finance	0.1
Construction & Engineering	0.1
Diversified Financial Services	0.1

133.3
Liabilities in excess of other assets	(33.3)

100.0%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	17

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $71,619,310:
Unaffiliated investments (cost $216,450,354)	$217,307,795
Affiliated investments (cost $75,604,386)	75,604,386
Receivable for investments sold	7,779,042
Dividends and interest receivable	251,582
Receivable for Fund shares sold	187,006
Prepaid expenses	1,802

Total assets	301,131,613

Liabilities
Payable to broker for collateral for securities on loan	74,759,068
Payable for investments purchased	5,044,973
Payable for Fund shares redeemed	884,081
Accrued expenses	219,397
Payable to custodian	180,204
Advisory fee payable	161,868
Distribution fee payable	123,076
Affiliated transfer agent fee payable	38,700
Deferred directors’ fees	4,253
Dividends payable	2,495

Total liabilities	81,418,115

Net Assets	$219,713,498

Net assets were comprised of:
Common stock, at $.001 par value	$17,656
Paid-in capital in excess of par	213,895,669

213,913,325
Undistributed net investment income	265,050
Accumulated net realized gain on investment transactions	4,677,682
Net unrealized appreciation on investments	857,441

Net assets, April 30, 2008	$219,713,498

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($51,563,025 ÷ 3,897,895 shares of common stock issued and outstanding)	$13.23
Maximum sales charge (5.5% of offering price)	0.77

Offering price per share	$14.00

Class B:
Net asset value, offering and redemption price per share ($29,184,960 ÷ 2,427,041 shares of common stock issued and outstanding)	$12.02

Class C:
Net asset value, offering and redemption price per share ($51,180,567 ÷ 4,263,888 shares of common stock issued and outstanding)	$12.00

Class L:
Net asset value, offering and redemption price per share ($21,851,175 ÷ 1,679,884 shares of common stock issued and outstanding)	$13.01

Class M:
Net asset value, offering and redemption price per share ($42,593,380 ÷ 3,552,067 shares of common stock issued and outstanding)	$11.99

Class X:
Net asset value, offering and redemption price per share ($11,655,290 ÷ 957,054 shares of common stock issued and outstanding)	$12.18

Class Z:
Net asset value, offering and redemption price per share ($11,685,101 ÷ 877,928 shares of common stock issued and outstanding)	$13.31

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	19

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income	$2,761,002
Affiliated income from securities loaned, net	232,566
Affiliated dividend income	47,160
Foreign taxes withheld	(3,152)

Total income	3,037,576

Expenses
Advisory fee	1,067,736
Distribution fees—Class A	62,931
Distribution fees—Class B	157,160
Distribution fees—Class C	273,311
Distribution fees—Class L	59,356
Distribution fees—Class M	260,464
Distribution fees—Class X	9,904
Transfer agent’s fees and expenses (including affiliated expenses of $158,000)	340,000
Custodian’s fees and expenses	41,000
Registration fees	32,000
Reports to shareholders	31,000
Audit fee	10,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Loan interest expense (Note 7)	1,623
Miscellaneous	11,558

Total expenses	2,376,043

Net investment income	661,533

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investments	4,922,801
Net change in unrealized appreciation (depreciation) on investments	(27,456,022)

Net loss on investments	(22,533,221)

Net Decrease In Net Assets Resulting From Operations	$(21,871,688)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$661,533	$(507,811)
Net realized gain on investments transactions	4,922,801	62,242,943
Net change in unrealized appreciation (depreciation) on investments	(27,456,022)	(30,270,234)

Net increase (decrease) in net assets resulting from operations	(21,871,688)	31,464,898

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(189,476)	—
Class B	—	—
Class C	—	—
Class L	(31,512)	—
Class M	—	—
Class X	(92,430)	—
Class Z	(78,231)	—

Total dividends	(391,649)	—

Distributions from net realized gains
Class A	(11,309,130)	(4,018,906)
Class B	(8,459,871)	(4,412,263)
Class C	(14,447,216)	(7,318,251)
Class L	(5,905,852)	(3,312,131)
Class M	(14,678,476)	(9,716,121)
Class X	(3,280,188)	(1,780,127)
Class Z	(2,776,295)	(1,066,903)

Total distributions	(60,857,028)	(31,624,702)

Fund share transactions (Note 4)
Net proceeds from shares sold	7,269,277	17,548,970
Net asset value of shares issued in reinvestment of dividends and distributions	56,896,303	27,210,201
Cost of shares redeemed	(52,275,208)	(104,920,347)

Increase (decrease) in net assets from Fund share transactions	11,890,372	(60,161,176)

Net decrease in net assets	(71,229,993)	(60,320,980)

Net Assets
Beginning of period	290,943,491	351,264,471

End of period(a)	$219,713,498	$290,943,491

(a) Includes undistributed net investment income of:	$265,050	$—

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2008, the Company consisted of three diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Dryden Mid Cap Value (“Mid Cap Value”). The investment objective of the Fund is capital growth by investing primarily in common stocks of medium capitalization companies.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable

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market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value. As of April 30, 2008, there were no securities valued in accordance with such procedure.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities

Dryden Mid Cap Value Fund	23

Notes to Financial Statements

(Unaudited) continued

lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements and Other Transactions with Affiliates

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fee Net of Waiver	Fee Limitation
0.90% to $500 million;	0.90%	1.35%
0.85% next $500 million;
0.80% in excess of $1 billion

Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of the Manager and an indirect, wholly-owned subsidiary of Prudential, serves as the distributor for the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, D, L, M, X and Z shares of each Fund in

Dryden Mid Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensates PIMS and ASMI distribution and service fees at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended April 30, 2008, PIMS has contractually agreed to limit such fees to 0.25 of 1% of the average daily net assets of the Class A shares. The effective annualized distribution fee rate for Class X shares was 0.16% for the six months ended April 30, 2008.

During the six months ended April 30, 2008, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were approximately as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$15,100	$100	$39,000	$800	$46,300	$7,600

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliated of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2008 and the year ended October 31 2007, the Fund incurred approximately $60,000 and 97,000, respectively, in total networking fees of which approximately $15,000 and 37,000, respectively, was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2008, PIM was compensated approximately $100,000 for these services by the Fund.

4. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners Funds. Class X shares are closed to new purchases. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Mid Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock, during the six months ended April 30, 2008, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	282,566	$3,776,892
Shares issued in reinvestment of dividends and distributions	839,406	10,962,848
Shares reacquired	(896,756)	(11,879,837)

Net increase (decrease) in shares outstanding before conversion	225,216	2,859,903
Shares issued upon conversion from Class B, Class M and Class X	689,372	9,198,538

Net increase (decrease) in shares outstanding	914,588	$12,058,441

Year ended October 31, 2007:
Shares sold	360,615	$6,583,935
Shares issued in reinvestment of dividends and distributions	172,072	3,052,550
Shares reacquired	(911,833)	(16,746,058)

Net increase (decrease) in shares outstanding before conversion	(379,146)	(7,109,573)
Shares issued upon conversion from Class B, Class M and Class X	887,793	16,434,741

Net increase (decrease) in shares outstanding	508,647	$9,325,168

Class B
Six months ended April 30, 2008:
Shares sold	46,186	$549,400
Shares issued in reinvestment of dividends and distributions	634,097	7,552,020
Shares reacquired	(578,299)	(7,380,983)

Net increase (decrease) in shares outstanding before conversion	101,984	720,437
Shares reacquired upon conversion into Class A	(51,609)	(618,733)

Net increase (decrease) in shares outstanding	50,375	$101,704

Year ended October 31, 2007:
Shares sold	68,383	$1,173,907
Shares issued in reinvestment of dividends and distributions	230,121	3,817,707
Shares reacquired	(653,000)	(11,197,496)

Net increase (decrease) in shares outstanding before conversion	(354,496)	(6,205,882)
Shares reacquired upon conversion into Class A	(45,391)	(775,070)

Net increase (decrease) in shares outstanding	(399,887)	$(6,980,952)

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Class C
Six months ended April 30, 2008:
Shares sold	65,691	$803,966
Shares issued in reinvestment of dividends and distributions	1,122,284	13,343,963
Shares reacquired	(872,045)	(10,736,380)

Net increase (decrease) in shares outstanding	315,930	$3,411,549

Year ended October 31, 2007:
Shares sold	150,475	$2,576,572
Shares issued in reinvestment of dividends and distributions	383,382	6,352,634
Shares reacquired	(1,255,578)	(21,482,279)

Net increase (decrease) in shares outstanding	(721,721)	$(12,553,073)

Class L
Six months ended April 30, 2008:
Shares sold	6,326	$81,944
Shares issued in reinvestment of dividends and distributions	419,371	5,389,073
Shares reacquired	(353,045)	(4,636,154)

Net increase (decrease) in shares outstanding	72,652	$834,863

Year ended October 31, 2007:
Shares sold	29,758	$530,301
Shares issued in reinvestment of dividends and distributions	159,446	2,795,092
Shares reacquired	(702,441)	(12,692,169)

Net increase (decrease) in shares outstanding	(513,237)	$(9,366,776)

Class M
Six months ended April 30, 2008:
Shares sold	17,236	$211,080
Shares issued in reinvestment of dividends and distributions	1,140,167	13,533,787
Shares reacquired	(988,220)	(11,963,401)

Net increase (decrease) in shares outstanding before conversion	169,183	1,781,466
Shares reacquired upon conversion into Class A	(704,176)	(8,565,227)

Net increase (decrease) in shares outstanding	(534,993)	$(6,783,761)

Year ended October 31, 2007:
Shares sold	78,946	$1,333,121
Shares issued in reinvestment of dividends and distributions	520,264	8,615,580
Shares reacquired	(1,888,168)	(32,248,443)

Net increase (decrease) in shares outstanding before conversion	(1,288,958)	(22,299,742)
Shares reacquired upon conversion into Class A	(904,501)	(15,582,223)

Net increase (decrease) in shares outstanding	(2,193,459)	$(37,881,965)

Dryden Mid Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class X
Six months ended April 30, 2008:
Shares sold	1,345	$16,416
Shares issued in reinvestment of dividends and distributions	277,150	3,331,339
Shares reacquired	(225,892)	(2,812,937)

Net increase (decrease) in shares outstanding before conversion	52,603	534,818
Shares reacquired upon conversion into Class A	(1,241)	(14,578)

Net increase (decrease) in shares outstanding	51,362	$520,240

Year ended October 31, 2007:
Shares sold	48,538	$832,479
Shares issued in reinvestment of dividends and distributions	92,812	1,545,327
Shares reacquired	(375,243)	(6,485,746)

Net increase (decrease) in shares outstanding before conversion	(233,893)	(4,107,940)
Shares reacquired upon conversion into Class A	(4,276)	(77,449)

Net increase (decrease) in shares outstanding	(238,169)	$(4,185,389)

Class Z
Six months ended April 30, 2008:
Shares sold	135,711	$1,829,579
Shares issued in reinvestment of dividends and distributions	212,140	2,783,273
Shares reacquired	(218,513)	(2,865,516)

Net increase (decrease) in shares outstanding	129,338	$1,747,336

Year ended October 31, 2007:
Shares sold	233,078	$4,518,655
Shares issued in reinvestment of dividends and distributions	58,004	1,031,311
Shares reacquired	(220,443)	(4,068,156)

Net increase (decrease) in shares outstanding	70,639	$1,481,810

5. Tax Information

The federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2008 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Appreciation
$292,371,555	$31,606,412	$(31,065,786)	$540,626

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2008, were $12,231,813 and $59,489,531, respectively.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended April 30, 2008. The average daily balance for the 11 days the Fund had an outstanding balance was approximately $1,071,000 at a weighted average interest rate of approximately 4.96%.

8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At

Dryden Mid Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Mid Cap Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.38

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investments	(1.41)

Total from investment operations	(1.34)

Less Dividends and Distributions:
Dividends from net investment income	(0.06)
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.81)

Net asset value, end of period	$13.23

Total Investment Return(a)	(7.01)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$51.6
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.56	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.56	%(b)
Net investment income (loss)	0.98	%(b)
Portfolio turnover rate	5	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended October 31,			April 12, 2004(d) through October 31, 2004(e)
2007(e)	2006(e)	2005

$18.26	$20.12	$19.33	$18.92

0.06	0.02	(0.07)	(0.03)
1.68	2.10	3.11	0.44

1.74	2.12	3.04	0.41

—	—	—	—
(1.62)	(3.98)	(2.25)	—

(1.62)	(3.98)	(2.25)	—

$18.38	$18.26	$20.12	$19.33

9.78%	12.24%	16.74%	2.17%

$54.8	$45.2	$20.2	$13.7

1.48%	1.46%	1.60%	1.60	%(b)
1.48%	1.46%	1.65%	1.64	%(b)
0.34%	0.13%	(0.26)%	(0.29	)%(b)
78%	80%	98%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	35

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.07

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(1.32)

Total from investment operations	(1.30)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.75)

Net asset value, end of period	$12.02

Total Investment Return(a)	(7.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$29.2
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.31	%(b)
Expenses before advisory fee waiver and expense reimbursement	2.31	%(b)
Net investment income (loss)	0.26	%(b)
Portfolio turnover rate	5	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended October 31,			April 12, 2004(d) through October 31, 2004(e)
2007(e)	2006(e)	2005

$17.19	$19.28	$18.74	$18.43

(0.07)	(0.11)	(0.17)	(0.11)
1.57	2.00	2.96	0.42

1.50	1.89	2.79	0.31

—	—	—	—
(1.62)	(3.98)	(2.25)	—

(1.62)	(3.98)	(2.25)	—

$17.07	$17.19	$19.28	$18.74

8.99%	11.36%	15.85%	1.68%

$40.6	$47.7	$3.5	$1.1

2.23%	2.21%	2.35%	2.35	%(b)
2.23%	2.21%	2.40%	2.39	%(b)
(0.42)%	(0.67)%	(1.02)%	(1.07	)%(b)
78%	80%	98%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	37

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.05

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(1.32)

Total from investment operations	(1.30)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.75)

Net asset value, end of period	$12.00

Total Investment Return(a)	(7.43)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$51.2
Ratios to average net assets(e):
Expenses after advisory fee waiver and expense reimbursement	2.31	%(c)
Expenses before advisory fee waiver and expense reimbursement	2.31	%(c)
Net investment income (loss)	0.25	%(c)
Portfolio turnover rate	5	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$17.17	$19.25	$18.73	$16.40	$12.84

(0.07)	(0.10)	(0.21)	(0.18)	(0.16)
1.57	2.00	2.98	2.66	3.72

1.50	1.90	2.77	2.48	3.56

—	—	—	—	—
(1.62)	(3.98)	(2.25)	(0.15)	—

(1.62)	(3.98)	(2.25)	(0.15)	—

$17.05	$17.17	$19.25	$18.73	$16.40

9.00%	11.45%	15.75%	15.21%	27.73%

$67.3	$80.2	$56.0	$58.6	$42.7

2.23%	2.21%	2.35%	2.35%	2.35%
2.23%	2.21%	2.40%	2.39%	2.52%
(0.42)%	(0.58)%	(1.03)%	(1.02)%	(1.16)%
78%	80%	98%	80%	61%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class L(c)
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.12

Income (loss) from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gain (loss) on investments	(1.39)

Total from investment operations	(1.34)

Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.77)

Net asset value, end of period	$13.01

Total Investment Return(a)	(7.15)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.9
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.81	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.81	%(d)
Net investment income (loss)	0.76	%(d)
Portfolio turnover rate	5	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.005.

See Notes to Financial Statements.

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Class L(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$18.07	$19.98	$19.28	$16.79	$13.08

0.01	— *	(0.10)	(0.10)	(0.09)
1.66	2.07	3.05	2.74	3.80

1.67	2.07	2.95	2.64	3.71

—	—	—	—	—
(1.62)	(3.98)	(2.25)	(0.15)	—

(1.62)	(3.98)	(2.25)	(0.15)	—

$18.12	$18.07	$19.98	$19.28	$16.79

9.54%	11.99%	16.29%	15.81%	28.37%

$29.1	$38.3	$49.1	$68.0	$51.8

1.73%	1.71%	1.85%	1.85%	1.85%
1.73%	1.71%	1.90%	1.89%	2.01%
0.08%	(0.01)%	(0.53)%	(0.53)%	(0.66)%
78%	80%	98%	80%	61%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class M(c)
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.03

Income (loss) from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss) on investments	(1.31)

Total from investment operations	(1.29)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.75)

Net asset value, end of period	$11.99

Total Investment Return(a)	(7.36)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$42.6
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.31	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.31	%(d)
Net investment income (loss)	0.27	%(d)
Portfolio turnover rate	5	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class M(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$17.16	$19.25	$18.73	$16.40	$12.83

(0.07)	(0.09)	(0.22)	(0.18)	(0.16)
1.56	1.98	2.99	2.66	3.73

1.49	1.89	2.77	2.48	3.57

—	—	—	—	—
(1.62)	(3.98)	(2.25)	(0.15)	—

(1.62)	(3.98)	(2.25)	(0.15)	—

$17.03	$17.16	$19.25	$18.73	$16.40

8.95%	11.38%	15.75%	15.21%	27.83%

$69.6	$107.8	$138.4	$147.1	$102.7

2.23%	2.21%	2.35%	2.35%	2.35%
2.23%	2.21%	2.40%	2.39%	2.52%
(0.43)%	(0.51)%	(1.03)%	(1.02)%	(1.16)%
78%	80%	98%	80%	61%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	43

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.29

Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investments	(1.32)

Total from investment operations	(1.25)

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.86)

Net asset value, end of period	$12.18

Total Investment Return(a)	(6.97)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.7
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.47	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.47	%(d)
Net investment income (loss)	1.09	%(d)
Portfolio turnover rate	5	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class X
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)		2003(b)

$17.23	$19.19	$18.69	$16.37		$12.81

0.10	0.05	(0.22)	(0.18)		(0.16)
1.58	1.97	2.97	2.65		3.72

1.68	2.02	2.75	2.47		3.56

—	—	—	—		—
(1.62)	(3.98)	(2.25)	(0.15)		—

(1.62)	(3.98)	(2.25)	(0.15)		—

$17.29	$17.23	$19.19	$18.69		$16.37

10.04%	12.33%	15.67%	15.18	%(c)	27.79	%(c)

$15.7	$19.7	$24.8	$26.4		$19.8

1.23%	1.39%	2.35%	2.35%		2.35%
1.23%	1.39%	2.40%	2.39%		2.52%
0.58%	0.31%	(1.03)%	(1.02)%		(1.16)%
78%	80%	98%	80%		61%

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2008(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.50

Income (loss) from investment operations:
Net investment income	0.08
Net realized and unrealized gain (loss) on investments	(1.41)

Total from investment operations	(1.33)

Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	(3.75)

Total dividends and distributions	(3.86)

Net asset value, end of period	$13.31

Total Investment Return(a)	(6.92)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.7
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.31	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.31	%(b)
Net investment income	1.24	%(b)
Portfolio turnover rate	5	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class Z
Year Ended October 31, 2007(e)	November 28, 2005(d) through October 31, 2006(e)

$18.30	$17.08

0.11	0.05
1.71	1.17

1.82	1.22

—	—
(1.62)	—

(1.62)	—

$18.50	$18.30

10.24%	7.14%

$13.8	$12.4

1.23%	1.21	%(b)
1.23%	1.21	%(b)
0.58%	0.32	%(b)
78%	80	%(c)

See Notes to Financial Statements.

Dryden Mid Cap Value Fund	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Mid Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Mid Cap Value Fund
Share Class	A	B	C	L*	M**	X**	Z***
NASDAQ	SPRAX	SVUBX	NCBVX	NABVX	NBBVX	NBVZX	SPVZX
CUSIP	86277E807	86277E872	86277E856	86277E880	86277E864	86277E849	86277E435

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Inception date of 11/28/05.

MF202E2    IFS-A149029    Ed. 06/2008

(Formerly known as Strategic Partners Equity Income Fund)

APRIL 30, 2008	SEMIANNUAL REPORT

Jennison Equity Income Fund

FUND TYPE

Speciality-equity income

OBJECTIVE

Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Jennison Equity Income Fund

Jennison Equity Income Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Equity Income Fund is income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.65%; Class B, 2.35%; Class C, 2.35%; Class L, 1.85%; Class M, 2.35%; Class X, 2.29%. Net operating expenses apply to: Class A, 1.42%; Class B, 2.17%; Class C, 2.17%; Class L, 1.67%; Class M, 2.17%; Class X, 2.11%, after contractual reduction through 2/28/2009.

Cumulative Total Returns as of 4/30/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A2	–11.10%	–4.99%	N/A	36.60% (4/12/04)
Class B3	–11.42	–5.72	N/A	32.14 (4/12/04)
Class C	–11.44	–5.73	70.36%	—
Class L2	–11.21	–5.24	74.88	—
Class M3	–11.42	–5.72	70.50	—
Class X	–11.38	–5.66	70.57	—
Lipper Equity Income Funds Index[4]	–9.47	–6.74	71.52	*
S&P 500 Index[5]	–9.63	–4.68	65.60	**
Lipper Equity Income Category Avg.[6]	–8.82	–5.54	72.58	***

Average Annual Total Returns[7] as of 3/31/08
		One Year	Five Years	Since Inception[1]
Class A2		–9.95%	N/A	5.49% (4/12/04)
Class B3		–8.81	N/A	5.75 (4/12/04)
Class C		–6.12	12.17%	—
Class L2		–10.44	11.40	—
Class M3		–9.49	11.93	—
Class X		–9.43	11.79	—
Lipper Equity Income Funds Index[4]		–7.07	12.05	*
S&P 500 Index[5]		–5.08	11.32	**
Lipper Equity Income Category Avg.[6]		–5.75	12.17	***

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are exchangeable only with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

2Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

3Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. These funds gross or net yield must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe.

5The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

6Funds in the Lipper Equity Income Category Average seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities.

7The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

*Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 36.21% for Class A and Class B; and 73.83% for Class C, Class L, Class M, and Class X. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 6.84% for Class A and Class B; and 5.09% for Class C, Class L, Class M, and Class X.

**S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/08 are 32.67% for Class A and Class B; and 68.61% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 6.05% for Class A and Class B; and 4.74% for Class C, Class L, Class M, and Class X.

***Lipper Equity Income Category Average Closest Month-End to Inception cumulative total returns as of 4/30/08 are 37.27% for Class A and Class B; and 82.58% for Class C, Class L, Class M, and Class X. Lipper Equity Income Category Average Closest Month-End to Inception average annual total returns as of 3/31/08 are 7.04% for Class A and Class B; and 5.48% for Class C, Class L, Class M, and Class X.

Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/08
McDonald’s Corp., Hotels, Restaurants & Leisure	3.0%
Chunghwa Telecom Co. Ltd., ADR, Diversified Telecommunication Services	2.8
E.ON AG, ADR (Germany), Electric Utilities	2.8
Digital Realty Trust, Inc., Real Estate Investment Trust	2.8
Harvest Energy Trust, Oil, Gas & Consumable Fuels	2.2

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Equity Income Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Equity Income Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$889.00	1.42%	$6.67
	Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12

Class B	Actual	$1,000.00	$885.80	2.17%	$10.17
	Hypothetical	$1,000.00	$1,014.07	2.17%	$10.87

Class C	Actual	$1,000.00	$885.60	2.17%	$10.17
	Hypothetical	$1,000.00	$1,014.07	2.17%	$10.87

Class L	Actual	$1,000.00	$887.90	1.67%	$7.84
	Hypothetical	$1,000.00	$1,016.56	1.67%	$8.37

Class M	Actual	$1,000.00	$885.80	2.17%	$10.17
	Hypothetical	$1,000.00	$1,014.07	2.17%	$10.87

Class X	Actual	$1,000.00	$886.20	2.17%	$10.18
	Hypothetical	$1,000.00	$1,014.07	2.17%	$10.87

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

April 30, 2008 (Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS

Air Freight & Logistics 1.2%
TNT NV (Netherlands)	59,700	$2,306,342

Commercial Banks 1.1%
Turkiye Halk Bankasi AS (Turkey)*	399,700	2,289,772

Commercial Services & Supplies 2.0%
Waste Management, Inc.	111,100	4,010,710

Consumer Finance 0.4%
SLM Corp.	900	863,325

Diversified Financial Services 1.0%
TCW Energy Partners LLC, (original cost $2,000,000; purchased 12/14/07)(c)(d)	100,000	2,000,000

Diversified Telecommunication Services 18.0%
Alaska Communications Systems Group, Inc.(a)	191,800	2,144,324
AT&T, Inc.	83,700	3,240,027
BCE, Inc. (Canada)(a)	82,600	3,013,248
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	221,300	5,645,363
Citizens Communications Co.	183,000	1,961,760
Consolidated Communications Holdings, Inc.(a)	248,200	3,549,260
Elisa Oyj (Finland)	131,800	2,965,351
Fairpoint Communications, Inc.	244,700	2,253,687
Hellenic Telecommunications Organization SA (Greece)	102,800	3,047,331
Otelco, Inc.(a)	135,000	2,065,500
Royal KPN NV (Netherlands)	138,800	2,534,019
Telstra Corp. Ltd., ADR (Australia)(a)	161,600	3,472,057

		35,891,927

Electric Utilities 16.6%
Cia Energetica De Minas Gerais, ADR (Brazil)	131,712	2,701,407
E.ON AG, ADR (Germany)	82,300	5,589,561
Electricite de France (France)	38,800	4,055,450
Empire District Electric Co. (The)(a)	107,700	2,243,391
Endesa SA (Spain)	42,700	2,102,338
Enel SpA (Italy)	391,100	4,243,487
Equatorial Energia SA (Brazil)	272,600	2,655,152

See Notes to Financial Statements.

Jennison Equity Income Fund	7

Portfolio of Investments

April 30, 2008 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
ITC Holdings Corp.(a)	39,700	$2,214,466
Progress Energy, Inc.	56,100	2,355,639
Scottish & Southern Energy PLC (United Kingdom)	83,703	2,306,619
Southern Co.	66,400	2,472,072

		32,939,582

Food & Staples Retailing 1.2%
Metro AG (Germany)	29,300	2,312,969

Food Products 2.7%
B&G Foods, Inc.	405,200	3,274,016
ConAgra Foods, Inc.	86,900	2,047,364

		5,321,380

Gas Utilities 3.0%
Equitable Resources, Inc.	52,600	3,491,062
Oneok, Inc.	49,900	2,401,188

		5,892,250

Hotels, Restaurants & Leisure 3.0%
McDonald’s Corp.	99,100	5,904,378

Household Products 1.2%
Kimberly-Clark Corp.	38,200	2,444,418

Machinery 0.7%
New Flyer Industries, Inc., 144A (Canada)(d)	130,000	1,463,807

Marine 5.1%
Euroseas Ltd.	130,400	1,796,912
Excel Maritime Carriers Ltd. (Greece)(a)	58,000	2,303,180
Genco Shipping & Trading Ltd.(a)	65,100	4,404,015
Paragon Shipping, Inc. (Class A Stock) (Greece)	95,700	1,645,083

		10,149,190

Media 1.1%
GateHouse Media, Inc.(a)	422,000	2,236,600

See Notes to Financial Statements.

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	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Multi-Utilities 1.6%
Sempra Energy	56,100	$3,179,187

Oil, Gas & Consumable Fuels 24.8%
Baytex Energy Trust (Canada)	82,700	2,071,811
Bonavista Energy Trust (Canada)	114,600	3,518,451
Copano Energy LLC - E Units (original cost $3,600,018; purchased 10/19/07)(c)(d)	113,315	3,529,445
Crescent Point Energy Trust (Canada)	74,300	2,383,709
Duncan Energy Partners LP(a)	108,600	2,127,474
Energy Transfer Partners LP	67,100	3,390,563
Enterprise Products Partners LP	111,800	3,491,514
Freehold Royalty Trust (Canada)	220,200	4,211,153
Harvest Energy Trust (Canada)(a)	200,900	4,459,980
ONEOK Partners LP	42,100	2,443,905
OSG America LP	109,400	1,531,600
Pembina Pipeline Income Fund (Canada)	136,100	2,297,388
Petroleo Brasileiro SA, ADR (Brazil)	19,200	2,331,264
Regency Energy Partners LP	104,600	2,879,638
SemGroup Energy Partners LP(a)	53,500	1,396,350
Vermilion Energy Trust (Canada)	106,600	4,199,009
Williams Partners LP	86,500	3,126,110

		49,389,364

Pharmaceuticals 3.8%
Bristol-Meyers Squibb Co.	165,300	3,631,641
Pfizer, Inc.	198,100	3,983,791

		7,615,432

Real Estate Investment Trusts 4.0%
Digital Realty Trust, Inc.(a)	141,400	5,479,250
ProLogis(a)	39,200	2,454,312

		7,933,562

Tobacco 1.8%
Altria Group, Inc.	77,400	1,548,000
Philip Morris International, Inc.*	39,300	2,005,479

		3,553,479

See Notes to Financial Statements.

Jennison Equity Income Fund	9

Portfolio of Investments

April 30, 2008 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.1%
Aircastle Ltd.(a)	151,000	$2,110,980

Transportation Infrastructure 2.0%
Atlantia SpA (Italy)	60,100	1,965,943
Macquarie Infrastructure Co. LLC(a)	65,500	1,938,800

		3,904,743

TOTAL LONG-TERM INVESTMENTS (cost $195,912,845)		193,713,397

SHORT-TERM INVESTMENT 16.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $33,214,226; represents cash collateral received for securities on loan)(b)(e)	33,214,226	33,214,226

TOTAL INVESTMENTS(f) 114.1% (cost $229,127,071; Note 5)		226,927,623
Liabilities in excess of other assets (14.1%)		(28,115,174)

NET ASSETS 100.0%		$198,812,449

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,848,019; cash collateral of $33,214,226 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $5,600,018. The aggregate value of $5,529,445 is approximately 2.8% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	As of April 30, 2008, 13 securities representing $35,659,621 and 17.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

See Notes to Financial Statements.

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The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Oil, Gas & Consumable Fuels	24.8%
Diversified Telecommunication Services	18.0
Affiliated Money Market Mutual Fund (16.7% represents investments purchased with collateral from securities on loan)	16.7
Electric Utilities	16.6
Marine	5.1
Real Estate Investment Trusts	4.0
Pharmaceuticals	3.8
Hotels, Restaurants & Leisure	3.0
Gas Utilities	3.0
Food Products	2.7
Commercial Services & Supplies	2.0
Transportation Infrastructure	2.0
Tobacco	1.8
Multi-Utilities	1.6
Household Products	1.2
Food & Staples Retailing	1.2
Air Freight & Logistics	1.2
Commercial Banks	1.1
Media	1.1
Trading Companies & Distributors	1.1
Diversified Financial Services	1.0
Machinery	0.7
Consumer Finance	0.4

114.1
Liabilities in excess of other assets	(14.1)

100.0%

See Notes to Financial Statements.

Jennison Equity Income Fund	11

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $31,848,019:
Unaffiliated investments (cost $195,912,845)	$193,713,397
Affiliated investments (cost $33,214,226)	33,214,226
Cash	3,729,194
Dividends and interest receivable	1,587,495
Receivable for investments sold	736,334
Receivable for Fund shares sold	321,880
Prepaid expenses	1,401

Total assets	233,303,927

Liabilities
Payable to broker for collateral for securities on loan	33,214,226
Payable for Fund shares redeemed	598,762
Accrued expenses	438,768
Distribution fee	107,741
Advisory fee payable	101,670
Affiliated transfer agents’ fee	27,232
Deferred directors’ fee	3,079

Total liabilities	34,491,478

Net Assets	$198,812,449

Net assets were comprised of:
Common stock, at $.001 par value	$15,921
Paid-in capital in excess of par	213,021,336

213,037,257
Undistributed net investment income	1,237,992
Accumulated net realized loss on investments and foreign currency transactions	(13,284,050)
Net unrealized depreciation on investments and foreign currency	(2,178,750)

Net assets, April 30, 2008	$198,812,449

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($61,406,423 ÷ 4,795,050 shares of common stock issued and outstanding)	$12.81
Maximum sales charge (5.5% of offering price)	0.75

Offering price per share	$13.56

Class B:
Net asset value, offering and redemption price per share ($4,483,823 ÷ 365,411 shares of common stock issued and outstanding)	$12.27

Class C:
Net asset value, offering and redemption price per share ($37,113,628 ÷ 3,031,695 shares of common stock issued and outstanding)	$12.24

Class L:
Net asset value, offering and redemption price per share ($28,278,834 ÷ 2,220,030 shares of common stock issued and outstanding)	$12.74

Class M:
Net asset value, offering and redemption price per share ($46,237,770 ÷ 3,768,841 shares of common stock issued and outstanding)	$12.27

Class X:
Net asset value, offering and redemption price per share ($21,291,971 ÷ 1,739,996 shares of common stock issued and outstanding)	$12.24

See Notes to Financial Statements.

Jennison Equity Income Fund	13

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Investment income
Unaffiliated dividend income	$6,861,971
Affiliated income from securities lending, net	295,110
Affiliated dividend income	98,682
Foreign taxes withheld	(232,694)

Total income	7,023,069

Expenses
Advisory fee	907,856
Distribution fee—Class A	72,014
Distribution fee—Class B	22,023
Distribution fee—Class C	197,328
Distribution fee—Class L	75,224
Distribution fee—Class M	295,816
Distribution fee—Class X	107,823
Transfer agent’s fee and expenses (including affiliated expense of $62,000)	375,000
Custodian’s fees and expenses	50,000
Registration fees	37,000
Reports to shareholders	27,000
Audit fee	12,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Miscellaneous	11,340

Total expenses	2,207,424
Less: Advisory fee waivers and expense reimbursements	(191,128)

Net expenses	2,016,296

Net investment income	5,006,773

Realized and Unrealized Gain (loss) On Investments and Foreign Currency Transactions
Net realized loss on:
Investment transactions	(1,874,640)
Foreign currency transactions	(71,561)

(1,946,201)

Net change in unrealized appreciation (depreciation) on:
Investments	(31,376,928)
Foreign currencies	7,777

(31,369,151)

Net loss on investments and foreign currencies	(33,315,352)

Net Decrease In Net Assets Resulting From Operations	$(28,308,579)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,006,773	$7,903,426
Net realized gain (loss) on investments and foreign currency transactions	(1,946,201)	73,006,125
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(31,369,151)	(29,683,572)

Net increase (decrease) in net assets resulting from operations	(28,308,579)	51,225,979

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,047,744)	(1,605,295)
Class B	(67,809)	(120,218)
Class C	(625,801)	(1,180,234)
Class L	(537,382)	(1,176,334)
Class M	(1,001,480)	(2,431,718)
Class X	(361,769)	(724,560)

	(3,641,985)	(7,238,359)

Distributions from net realized gains
Class A	(13,789,687)	—
Class B	(1,143,626)	—
Class C	(10,704,138)	—
Class L	(7,898,485)	—
Class M	(17,695,805)	—
Class X	(6,199,047)	—

	(57,430,788)	—

Fund share transactions (Note 4)
Net proceeds from shares sold	9,688,205	17,116,330
Net asset value of shares issued in reinvestment of dividends and distributions	57,900,440	6,509,802
Cost of shares redeemed	(34,622,912)	(79,167,291)

Increase (decrease) in net assets from Fund share transactions	32,965,733	(55,541,159)

Net decrease in net assets	(56,415,619)	(11,553,539)

Net Assets
Beginning of period	255,228,068	266,781,607

End of period(a)	$198,812,449	$255,228,068

(a) Includes undistributed net investment income of:	$1,237,992	$—

See Notes to Financial Statements.

Jennison Equity Income Fund	15

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2008, the Company consisted of three diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Jennison Equity Income Fund. The investment objective of the Fund is long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

2. Significant Accounting Policies

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by

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market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Repurchase Agreements: A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

Jennison Equity Income Fund	17

Notes to Financial Statements

(Unaudited) continued

Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Securities Lending: The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

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Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements and Other Transactions with Affiliates

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fees and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the Subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Expense	Effective Advisory Fee Net of Waiver	Fee Limitation
0.85% to $500 million;	0.85%	1.15%
0.80% next $500 million;
0.75% in excess of $1 billion

Jennison Equity Income Fund	19

Notes to Financial Statements

(Unaudited) continued

Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (‘‘PIMS’’) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of the Manager and an indirect, wholly-owned subsidiary of Prudential, serves as the distributor for the Fund. The Company has adopted a separate Distribution and Service plan (each a ‘‘Plan’’ and collectively the ‘‘Plans’’) for Class A, B, C, D, L, M, X and Z shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940. No distribution or service fees are paid to PIMS as distributor for Class Z shares.

Under the Plans, the Fund compensates PIMS and ASMI distribution and service fees at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended April 30, 2008, PIMS has contractually agreed to limit such fees to 0.25 of 1% of the average daily net assets of the Class A shares. The effective annualized distribution fee rate for Class X shares was 0.94% for six months ended April 30, 2008.

During the six months ended April 30, 2008, PIMS has advised the Fund, front-end sales charges (‘‘FESC’’) and gross contingent deferred sales charges (‘‘CDSC’’) were approximately as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC	Class M CDSC	Class X CDSC
$40,700	$100	$8,600	$1,400	$51,600	$6,900

Prudential Mutual Fund Services LLC (‘‘PMFS’’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliated of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the six months ended April 30, 2008, the Fund incurred approximately $28,100 in total networking fees, of which $1,900 was paid to Wachovia and First Clearing.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2008, PIM has been compensated approximately $126,200 for these services.

4. Shares of Capital Stock

Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners Funds. Class X shares are closed to new purchases. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share.

Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital stock, during the six months ended April 30, 2008, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	461,824	$6,216,866
Shares issued in reinvestment of dividends and distributions	1,056,714	14,250,371
Shares reacquired	(788,709)	(10,755,143)

Net increase (decrease) in shares outstanding before conversion	729,829	9,712,094
Shares issued upon conversion from Class B, Class M and Class X	1,016,646	13,863,367

Net increase (decrease) in shares outstanding	1,746,475	$23,575,461

Year ended October 31, 2007:
Shares sold	504,326	$9,191,743
Shares issued in reinvestment of dividends and distributions	75,520	1,374,588
Shares reacquired	(784,318)	(14,049,788)

Net increase (decrease) in shares outstanding before conversion	(204,472)	(3,483,457)
Shares issued upon conversion from Class B, Class M, and Class X into A	1,409,216	25,415,763

Net increase (decrease) in shares outstanding	1,204,744	$21,932,306

Class B
Six months ended April 30, 2008:
Shares sold	56,799	$733,398
Shares issued in reinvestment of dividends and distributions	89,032	1,152,625
Shares reacquired	(41,503)	(575,557)

Net increase (decrease) in shares outstanding before conversion	104,328	1,310,466
Shares reacquired upon conversion into Class A	(1,843)	(22,727)

Net increase (decrease) in shares outstanding	102,485	$1,287,739

Year ended October 31, 2007:
Shares sold	65,838	$1,148,830
Shares issued in reinvestment of dividends and distributions	6,431	114,008
Shares reacquired	(60,547)	(1,043,828)

Net increase (decrease) in shares outstanding before conversion	11,722	219,010
Shares reacquired upon conversion into Class A	(6,212)	(111,527)

Net increase (decrease) in shares outstanding	5,510	$107,483

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Class C	Shares	Amount
Six months ended April 30, 2008:
Shares sold	157,264	$2,009,600
Shares issued in reinvestment of dividends and distributions	831,613	10,742,229
Shares reacquired	(435,912)	(5,715,116)

Net increase (decrease) in shares outstanding	552,965	$7,036,713

Year ended October 31, 2007:
Shares sold	187,454	$3,257,745
Shares issued in reinvestment of dividends and distributions	61,248	1,084,146
Shares reacquired	(712,301)	(12,235,739)

Net increase (decrease) in shares outstanding	(463,599)	$(7,893,848)

Class L
Six months ended April 30, 2008:
Shares sold	11,171	$156,282
Shares issued in reinvestment of dividends and distributions	609,987	8,187,472
Shares reacquired	(234,805)	(3,236,869)

Net increase (decrease) in shares outstanding	386,353	$5,106,885

Year ended October 31, 2007:
Shares sold	28,679	$490,444
Shares issued in reinvestment of dividends and distributions	60,767	1,094,169
Shares reacquired	(623,099)	(11,027,953)

Net increase (decrease) in shares outstanding	(533,653)	$(9,443,340)

Class M
Six months ended April 30, 2008:
Shares sold	36,835	$515,661
Shares issued in reinvestment of dividends and distributions	1,324,840	17,156,477
Shares reacquired	(829,620)	(10,981,706)

Net increase (decrease) in shares outstanding before conversion	532,055	6,690,432
Shares reacquired upon conversion into Class A	(1,057,077)	(13,837,229)

Net increase (decrease) in shares outstanding	(525,022)	$(7,146,797)

Year ended October 31, 2007:
Shares sold	125,614	$2,140,519
Shares issued in reinvestment of dividends and distributions	122,138	2,162,317
Shares reacquired	(1,914,141)	(32,978,663)

Net increase (decrease) in shares outstanding before conversion	(1,666,389)	(28,675,827)
Shares reacquired upon conversion into Class A	(1,442,308)	(25,194,755)

Net increase (decrease) in shares outstanding	(3,108,697)	$(53,870,582)

Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended April 30, 2008:
Shares sold	3,648	$56,398
Shares issued in reinvestment of dividends and distributions	496,702	6,411,266
Shares reacquired	(238,278)	(3,358,521)

Net increase (decrease) in shares outstanding before conversion	262,072	3,109,143
Shares reacquired upon conversion into Class A	(289)	(3,411)

Net increase (decrease) in shares outstanding	261,783	$3,105,732

Year ended October 31, 2007:
Shares sold	52,564	$887,049
Shares issued in reinvestment of dividends and distributions	38,478	680,574
Shares reacquired	(454,598)	(7,831,320)

Net increase (decrease) in shares outstanding before conversion	(363,556)	(6,263,697)
Shares reacquired upon conversion into Class A	(6,177)	(109,481)

Net increase (decrease) in shares outstanding	(369,733)	$(6,373,178)

5. Tax Information

The federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2008 was as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Depreciation
$229,276,507	$17,576,862	$(19,925,746)	$(2,348,884)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2008, were $58,941,143 and $82,960,991, respectively.

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7. Borrowings

The Fund, along with other affiliated registered investment companies, is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA, which was renewed on October 26, 2007, provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA will be October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended April 30, 2008.

8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Jennison Equity Income Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.47

Income from investment operations:
Net investment income	0.43
Net realized and unrealized gain (loss) on investments	(2.37)

Total from investment operations	(1.94)

Less Dividends and Distributions:
Dividends from net investment income	(0.31)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.72)

Net asset value, end of period	$12.81

Total Investment Return(a)	(11.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$61.4
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.42	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.60	%(b)
Net investment income	5.29	%(b)
Portfolio turnover rate	28	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended October 31,			April 12, 2004(d) through October 31, 2004(e)
2007(e)	2006(e)	2005

$16.45	$13.99	$12.99	$13.28

0.66	0.12	0.13	0.04
3.02	2.36	1.00	(0.33)

3.68	2.48	1.13	(0.29)

(0.66)	(0.02)	(0.13)	—
—	—	—	—

(0.66)	(0.02)	(0.13)	—

$19.47	$16.45	$13.99	$12.99

22.72%	17.74%	8.72%	(2.18)%

$59.3	$30.3	$14.8	$9.0

1.40%	1.40%	1.41%	1.40	%(b)
1.51%	1.49%	1.84%	1.78	%(b)
3.83%	0.78%	0.78%	0.59	%(b)
143%	36%	66%	54	%(c)

See Notes to Financial Statements.

Jennison Equity Income Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.85

Income from investment operations:
Net investment income (loss)	0.35
Net realized and unrealized gain (loss) on investments	(2.27)

Total from investment operations	(1.92)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.66)

Net asset value, end of period	$12.27

Total Investment Return(a)	(11.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.5
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.17	%(b)
Expenses before advisory fee waiver and expense reimbursement	2.35	%(b)
Net investment income (loss)	4.50	%(b)
Portfolio turnover rate	28	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Not annualized.
(d)	Commencement of operations.
(e)	Calculations are based on the average daily number of shares outstanding.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.005.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,			April 12, 2004(d) Through October 31, 2004(e)
2007(e)	2006(e)	2005

$15.89	$13.60	$12.63	$12.98

0.51	0.01	— *	(0.01)
2.91	2.28	0.98	(0.34)

3.42	2.29	0.98	(0.35)

(0.46)	—	(0.01)	—
—	—	—	—

(0.46)	—	(0.01)	—

$18.85	$15.89	$13.60	$12.63

21.76%	16.84%	7.77%	(2.70)%

$5.0	$4.1	$3.1	$1.1

2.15%	2.15%	2.16%	2.15	%(b)
2.26%	2.24%	2.59%	2.53	%(b)
2.95%	0.05%	(0.04)%	(0.21	)%(b)
143%	36%	66%	54	%(c)

See Notes to Financial Statements.

Jennison Equity Income Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.82

Income from investment operations:
Net investment income (loss)	0.34
Net realized and unrealized gain (loss) on investments	(2.26)

Total from investment operations	(1.92)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.66)

Net asset value, end of period	$12.24

Total Investment Return(a)	(11.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.1
Ratios to average net assets(e):
Expenses after advisory fee waiver and expense reimbursement	2.17	%(c)
Expenses before advisory fee waiver and expense reimbursement	2.35	%(c)
Net investment income (loss)	4.42	%(c)
Portfolio turnover rate	28	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Annualized.
(d)	Not annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$15.87	$13.57	$12.61	$11.57	$9.40

0.52	0.01	0.01	(0.03)	(0.02)
2.89	2.29	0.96	1.07	2.19

3.41	2.30	0.97	1.04	2.17

(0.46)	—	(0.01)	—	—
—	—	—	—	—

(0.46)	—	(0.01)	—	—

$18.82	$15.87	$13.57	$12.61	$11.57

21.80%	16.95%	7.70%	8.99%	23.09%

$46.6	$46.7	$54.2	$42.5	$53.8

2.15%	2.15%	2.16%	2.15%	2.15%
2.26%	2.24%	2.59%	2.53%	2.59%
2.89%	0.07%	0.14%	(0.28)%	(0.17)%
143%	36%	66%	54%	60%

See Notes to Financial Statements.

Jennison Equity Income Fund	31

Financial Highlights

(Unaudited) continued

	Class L(c)
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.38

Income from investment operations:
Net investment income	0.34
Net realized and unrealized gain (loss) on investments	(2.28)

Total from investment operations	(1.94)

Less Dividends and Distributions:
Dividends from net investment income	(0.29)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.70)

Net asset value, end of period	$12.74

Total Investment Return(a)	(11.21)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28.3
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.67	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.85	%(d)
Net investment income	4.92	%(d)
Portfolio turnover rate	28	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class L(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$16.37	$13.93	$12.96	$11.83	$9.56

0.61	0.08	0.08	0.03	0.03
2.99	2.36	0.98	1.10	2.24

3.60	2.44	1.06	1.13	2.27

(0.59)	—	(0.09)	—	—
—	—	—	—	—

(0.59)	—	(0.09)	—	—

$19.38	$16.37	$13.93	$12.96	$11.83

22.43%	17.52%	8.19%	9.55%	23.74%

$35.5	$38.7	$46.3	$41.8	$55.1

1.65%	1.65%	1.66%	1.65%	1.65%
1.76%	1.74%	2.09%	2.03%	2.09%
3.37%	0.57%	0.67%	0.21%	0.32%
143%	36%	66%	54%	60%

See Notes to Financial Statements.

Jennison Equity Income Fund	33

Financial Highlights

(Unaudited) continued

	Class M(c)
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.85

Income from investment operations:
Net investment income (loss)	0.31
Net realized and unrealized gain (loss) on investments	(2.23)

Total from investment operations	(1.92)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.66)

Net asset value, end of period	$12.27

Total Investment Return(a)	(11.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$46.2
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.17	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.35	%(d)
Net investment income (loss)	4.26	%(d)
Portfolio turnover rate	28	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class M(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)	2003(b)

$15.89	$13.60	$12.63	$11.58	$9.41

0.52	0.01	0.01	(0.03)	(0.02)
2.90	2.28	0.97	1.08	2.19

3.42	2.29	0.98	1.05	2.17

(0.46)	—	(0.01)	—	—
—	—	—	—	—

(0.46)	—	(0.01)	—	—

$18.85	$15.89	$13.60	$12.63	$11.58

21.76%	16.84%	7.77%	9.07%	23.06%

$80.9	$117.6	$143.4	$110.2	$116.2

2.15%	2.15%	2.16%	2.15%	2.15%
2.26%	2.24%	2.59%	2.53%	2.59%
2.79%	0.07%	0.13%	(0.28)%	(0.17)%
143%	36%	66%	54%	60%

See Notes to Financial Statements.

Jennison Equity Income Fund	35

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$18.81

Income from investment operations:
Net investment income (loss)	0.34
Net realized and unrealized gain (loss) on investments	(2.25)

Total from investment operations	(1.91)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	(4.41)

Total dividends and distributions	(4.66)

Net asset value, end of period	$12.24

Total Investment Return(a)	(11.38)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.3
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	2.11	%(d)
Expenses before advisory fee waiver and expense reimbursement	2.29	%(d)
Net investment income (loss)	4.47	%(d)
Portfolio turnover rate	28	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class X
Year Ended October 31,
2007(b)	2006(b)	2005	2004(b)		2003(b)

$15.86	$13.57	$12.61	$11.56		$9.39

0.52	0.01	0.01	(0.03)		(0.02)
2.89	2.28	0.96	1.08		2.19

3.41	2.29	0.97	1.05		2.17

(0.46)	—	(0.01)	—		—
—	—	—	—		—

(0.46)	—	(0.01)	—		—

$18.81	$15.86	$13.57	$12.61		$11.56

21.74%	16.88%	7.70%	9.08	%(c)	23.11	%(c)

$27.8	$29.3	$41.0	$28.5		$28.8

2.15%	2.15%	2.16%	2.15%		2.15%
2.26%	2.24%	2.59%	2.53%		2.59%
2.87%	0.07%	0.13%	(0.28)%		(0.17)%
143%	36%	66%	54%		60%

See Notes to Financial Statements.

Jennison Equity Income Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Equity Income Fund
Share Class	A	B	C	L*	M**	X***
NASDAQ	SPQAX	N/A	AGOCX	AGOAX	AGOBX	AXGOX
CUSIP	86277C108	86277C306	86277C504	86277C207	86277C405	86277C603

*Closed	to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.
**Closed	to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.
***Available	for limited exchanges only.

MF203E2    IFS-A149112    Ed. 06/2008

(Formerly known as Strategic Partners Money Market Fund)

APRIL 30, 2008	SEMIANNUAL REPORT

Dryden Money Market Fund

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report. The Fund may be an important part of your overall financial plan, which we recommend you review regularly with your financial professional.

Sincerely,

Judy A. Rice, President

Dryden Money Market Fund

Dryden Money Market Fund	1

Your Fund’s Performance

Fund objectives

The investment objectives of the Dryden Money Market Fund are to seek high current income and maintain high levels of liquidity. There can be no assurance that the Fund will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Gross operating expenses: Class A, 1.12%; Class C, 1.99%; Class D, 1.49%; Class L, 1.49%; Class M, 1.99%; Class X, 1.99%. Net operating expenses apply to: Class A, 1.02%; Class C, 1.89%; Class D, 1.39%; Class L, 1.39%; Class M, 1.89%; Class X, 1.89%, after contractual reduction through 2/28/2009.

Fund Facts* as of 4/30/08
	Six Months Total Return	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	1.65%	1.98%	$1.00	26 Days	$10
Class C	1.21%	1.10%	$1.00	26 Days	$ 6
Class D	1.46%	1.60%	$1.00	26 Days	$ 7
Class L	1.46%	1.60%	$1.00	26 Days	$ 9
Class M	1.21%	1.11%	$1.00	26 Days	$18
Class X	1.21%	1.10%	$1.00	26 Days	$ 7
Lipper Money Market Instrument Funds Avg.[1]	1.63%	N/A	N/A	N/A	N/A

Source: Prudential Investments LLC and Lipper Inc. The one-year total return in the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

*	Class D and Class L shares are subject to a distribution and service (12b-1) fee of 0.50%. Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%. Class A shares are subject to a 12b-1 fee of 0.125%.

[1]

Funds in the Lipper Money Market Instrument Funds Average invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. These funds typically intend to keep a constant net asset value.

2	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Money Market Fund	3

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Money Market Fund		Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six- Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,016.50	1.02%	$5.11
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12

Class C	Actual	$1,000.00	$1,012.10	1.89%	$9.46
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47

Class D	Actual	$1,000.00	$1,014.60	1.39%	$6.96
	Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97

Class L	Actual	$1,000.00	$1,014.60	1.39%	$6.96
	Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97

Class M	Actual	$1,000.00	$1,012.10	1.89%	$9.46
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47

Class X	Actual	$1,000.00	$1,012.10	1.89%	$9.46
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

4	Visit our website at www.jennisondryden.com

Portfolio of Investments

April 30, 2008 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 2)

CORPORATE OBLIGATIONS 42.5%
P-1	$1,000	Australia & New Zealand Banking Group Ltd., Notes, MTN, 144A (Australia) 3.004%(a), 07/03/08	$1,000,000
P-1	2,000	Bank of America Corp. NA 5.29%, 05/22/08	2,000,000
P-1	1,000	Caja de Ahorros y Monte de Piedad de Madrid, Sr. Unsec`d. Notes, 144A (Spain) 2.968%(a), 08/12/08	1,000,000
P-1	1,500	DNB NOR Bank ASA, Notes, 144A (Norway) 2.895%(a), 08/22/08	1,499,975
Aaa	2,000	General Electric Capital Corp., Sr. Unsec`d. Notes, MTN 3.262%(a), 02/02/09	2,000,500
Aa3	1,200	Goldman Sachs Group, Inc. (The), Sr. Unsec`d. Notes, 2.639%(a), 12/23/08	1,196,283
Aa3	910	Sr. Unsec`d. Notes, MTN 2.689%(a), 12/22/08	906,413
P-1	3,000	HSBC USA, Inc., Sr. Unsec`d. Notes, MTN 2.726%(a), 08/15/08	3,000,000
P-1	2,000	ING Verzekering NV, Notes, MTN, 144A (Netherlands) 2.70%(a), 09/03/08	2,000,000
P-1	1,000	Irish Life & Permanent PLC, Sr. Unsec`d. Notes, MTN, 144A (Ireland) 2.85%(a), 08/20/08	1,000,015
Aa3	3,000	Merrill Lynch & Co., Inc., Sr. Unsec`d. Notes, MTN 2.856%(a), 08/14/08	3,000,000
Aa2	3,000	Nationwide Building Society, Notes, 144A (United Kingdom) 2.751%(a), 07/28/08	3,000,217
A1	2,500	Paccar Financial Corp., Sr. Unsec`d. Notes, MTN 2.718%(a), 08/12/08	2,500,009

		Total corporate obligations (cost $24,103,412)	24,103,412

See Notes to Financial Statements.

Dryden Money Market Fund	5

Portfolio of Investments

April 30, 2008 (Unaudited) continued

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 2)

COMMERCIAL PAPER 30.2%
P-1	$2,000	Citigroup Funding, Inc. 3.10%, 05/15/08	$1,997,589
P-1	1,000	JPMorgan Chase & Co. 2.94%, 05/12/08	999,102
P-1	572	Long Lane Master Trust IV, 144A 2.91%, 05/19/08	571,168
P-1	1,000	Old Line Funding LLC, 144A 2.80%, 05/16/08	998,833
P-1	1,000	Prudential PLC, 144A 2.67%, 07/14/08	994,512
P-1	1,000	2.73%, 07/15/08	994,313
P-1	1,000	San Paolo IMI US Financial Corp. 2.94%, 07/25/08	993,058
P-1	2,000	Santander Central Hispano Finance 3.05%, 05/01/08	2,000,000
P-1	2,000	Stadshypotek Delaware, Inc., 144A 3.01%, 05/19/08	1,996,990
		Tulip Funding Corp., 144A
P-1	1,000	2.79%, 05/14/08	998,992
P-1	1,500	2.96%, 05/20/08	1,497,657
P-1	1,100	Unicredito Intaliano Bank of Ireland 3.05%, 05/15/08	1,098,695
P-1	1,000	Westpac Banking Corp., 144A 4.68%, 05/02/08	999,870
P-1	1,000	Westpac Securities NZ LT, 144A 3.305%, 01/28/09	1,000,000

		Total commercial paper (cost $17,140,779)	17,140,779

CERTIFICATES OF DEPOSIT 12.9%
P-1	1,000	Branch Banking Tr. Co. 2.935%, 06/11/08	1,000,000
P-1	1,000	HBOS Treasury Services PLC 5.325%, 06/02/08	1,001,900
P-1	2,000	M&I Marshall & Ilsley Bank 3.00%, 05/20/08	2,000,000
P-1	1,300	National Bank of Canada 5.405%, 06/09/08	1,303,396
		State Street Bank & Trust Co.
P-1	1,000	2.80%, 06/12/08	1,000,000
P-1	1,000	2.63%, 06/30/08	1,000,000

See Notes to Financial Statements.

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Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 2)

CERTIFICATES OF DEPOSIT (Continued)
		Total certificates of deposit (cost $7,305,296)	$7,305,296

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.1%
		Federal Home Loan Bank
	$1,000	2.39%, 02/23/09(a)	1,000,000
	2,000	2.44%, 02/19/09(a)	2,000,000
	1,000	2.616%, 02/17/09(a)	1,000,000

		Total U.S. government agency obligations (cost $4,000,000)	4,000,000

LOAN PARTICIPATION 1.8%
P-1	1,000	Archer-Daniels-Midland Co. (cost $1,000,000) 2.75%, 06/13/08	1,000,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND 5.6%
		Dryden Core Investment Fund—Taxable Money Market Series
	3,190,030	(cost $3,190,030)(c)	3,190,030

		Total Investments 100.1% (cost $56,739,517; Note 5)†	56,739,517
		Liabilities in excess of other assets (0.1)%	(38,389)

		Net Assets 100.0%	$56,701,128

The following abbreviations are used in the portfolio descriptions:

144A  Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(a)	Indicates a variable rate security.
(b)	Rates shown are the effective yields at purchase date.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Dryden Money Market Fund	7

Statement of Assets and Liabilities

as of April 30, 2008 (Unaudited)

ASSETS
Investments at value: Unaffiliated investments (cost $53,549,487)	$53,549,487
Affiliated investments (cost $3,190,030)	3,190,030
Dividends and interest receivable	321,082
Receivable for Fund shares sold	110,393
Prepaid expenses	1,323

Total assets	57,172,315

LIABILITIES
Accrued expenses	212,431
Payable for Fund shares reacquired	193,215
Distribution fees payable	33,962
Advisory fee payable	18,918
Affiliated transfer agent fee payable	8,900
Deferred directors’ fees	1,901
Dividends payable	1,860

Total liabilities	471,187

Net Assets	$56,701,128

Net assets were comprised of:
Common stock, at $.001 par value	$56,744
Paid-in capital in excess of par	56,664,976

56,721,720
Overdistribution of net investment income	(9,256)
Accumulated net realized loss on investment transactions	(11,336)

Net assets, April 30, 2008	$56,701,128

See Notes to Financial Statements.

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Class A:
Net asset value, offering and redemption price per share ($9,820,861 ÷ 9,820,180 shares of common stock issued and outstanding)	$1.00

Class C:
Net asset value, offering and redemption price per share ($5,829,739 ÷ 5,836,226 shares of common stock issued and outstanding)	$1.00

Class D:
Net asset value, offering and redemption price per share ($6,911,921 ÷ 6,916,269 shares of common stock issued and outstanding)	$1.00

Class L:
Net asset value, offering and redemption price per share ($8,577,919 ÷ 8,587,596 shares of common stock issued and outstanding)	$1.00

Class M:
Net asset value, offering and redemption price per share ($18,329,616 ÷ 18,348,877 shares of common stock issued and outstanding)	$1.00

Class X:
Net asset value, offering and redemption price per share ($7,231,072 ÷ 7,234,917 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Money Market Fund	9

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

Net Investment Income
Investment income
Interest	$1,255,659
Affiliated dividend income	20,917

Total income	1,276,576

Expenses
Advisory fee	147,408
Distribution fee—Class A	4,939
Distribution fee—Class C	30,697
Distribution fee—Class D	17,585
Distribution fee—Class L	21,677
Distribution fee—Class M	107,508
Distribution fee—Class X	38,578
Transfer agent’s fee and expenses (including affiliated expense of $20,000)	80,000
Custodian’s fees and expenses	22,000
Registration fees	16,000
Audit fee	10,000
Directors’ fees	5,000
Legal fees and expenses	5,000
Reports to shareholders	5,000
Miscellaneous	1,741

Total expenses	513,133
Less: Advisory fee waivers and expense reimbursements	(29,481)

Net expenses	483,652

Net investment income	792,924

Realized Gain On Investments
Net realized gain on investments	5,482

Net Increase In Net Assets Resulting From Operations	$798,406

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2008	Year Ended October 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$792,924	$2,634,479
Net realized gain on investments	5,482	789

Net increase in net assets resulting from operations	798,406	2,635,268

Dividends (Note 2)
Dividends from net investment income
Class A	(125,782)	(194,551)
Class C	(75,459)	(262,725)
Class D	(103,310)	(334,886)
Class L	(126,702)	(413,585)
Class M	(267,755)	(1,138,731)
Class X	(93,916)	(290,925)

Total dividends	(792,924)	(2,635,403)

Fund share transactions (Note 4)
Net proceeds from shares sold	12,517,150	31,173,328
Net asset value of shares issued in reinvestment of dividends and distributions	757,214	2,312,802
Cost of shares reacquired	(17,477,783)	(56,149,343)

Decrease in net assets from fund share transactions	(4,203,419)	(22,663,213)

Net decrease in net assets	(4,197,937)	(22,663,348)

Net Assets
Beginning of period	60,899,065	83,562,413

End of period	$56,701,128	$60,899,065

See Notes to Financial Statements.

Dryden Money Market Fund	11

Notes to Financial Statements

(Unaudited)

1. Organization

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2008, the Company consisted of three diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Dryden Money Market Fund (“Fund”). The investment objective of the Fund is to maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

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Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

Loan Participation: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower ("Intermediate participants"). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Dryden Money Market Fund	13

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements and Other Transactions with Affiliates

The Fund has entered into an investment management agreement with PI and AST Investment Services, Inc. (co-managers) (‘‘Investment Manager’’) which provide that the Investment Manager will furnish the Fund with investment advice and investment management and administrative services. The Investment Manager has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”).

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays the Sub-advisor a fee as compensation for advisory services provided to the Funds. The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

Advisory Expense	Effective Advisory Fees Net of Waiver	Fees Limitations
0.50%	0.40%	1.00%

The Investment Manager has voluntarily agreed to waive 0.10% of its advisory fee. Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

Management of the Company: Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

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Distributor: Prudential Investment Management Services LLC (‘‘PIMS’’) and American Skandia Marketing, Incorporated (“ASMI”), both affiliates of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Fund. The Company has adopted a separate Distribution and Service plan (each a ‘‘Plan’’ and collectively the ‘‘Plans’’) for Class A, C, D, L, M, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

Under the Plans, the Fund compensates PIMS and ASMI distribution and service fee at an annual rate of 0.125%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, C, D, L, M and X shares, respectively.

During the six months ended April 30, 2008, PIMS has advised the Fund gross contingent deferred sales charges (‘‘CDSC’’) were approximately as follows:

Class C CDSC	Class M CDSC	Class X CDSC
$200	$31,700	$15,700

Transfer Agent: Prudential Mutual Fund Services LLC (‘‘PMFS’’), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliated of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations. For the six months ended April 30, 2008, the Fund incurred approximately $7,800 in total networking fees, of which $500 was paid to First Clearing.

Cash Sweep: The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

4. Shares of Capital Stock

The Fund offers Class A, Class C, Class D, Class L, Class M, and Class X shares. Class M shares will automatically convert to Class A approximately eight years after purchase. Class M shares are also closed to most new purchases (with the exception

Dryden Money Market Fund	15

Notes to Financial Statements

(Unaudited) continued

of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Strategic Partners Funds. Class X shares are closed to new purchases. The authorized capital stock of the Funds is 2 billion shares, with a par value of $.001 per share.

Transactions in shares of capital stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2008:
Shares sold	9,685	$9,685
Shares issued in reinvestment of dividends and distributions	120,140	120,140
Shares reacquired	(1,779,468)	(1,779,468)

Net increase (decrease) in shares outstanding before conversion	(1,649,643)	(1,649,643)
Shares issued upon conversion from Class M and Class X	5,406,901	5,406,901

Net increase (decrease) in shares outstanding	3,757,258	$3,757,258

Year ended October 31, 2007:
Shares sold	2,300	$2,301
Shares issued in reinvestment of dividends and distributions	186,903	186,903
Shares reacquired	(1,873,023)	(1,873,023)

Net increase (decrease) in shares outstanding before conversion	(1,683,820)	(1,683,819)
Shares issued upon conversion from Class M and Class X	4,915,019	4,915,019

Net increase (decrease) in shares outstanding	3,231,199	$3,231,200

Class C
Six months ended April 30, 2008:
Shares sold	71,724	$71,724
Shares issued in reinvestment of dividends and distributions	74,481	74,481
Shares reacquired	(909,239)	(909,239)

Net increase (decrease) in shares outstanding	(763,034)	$(763,034)

Year ended October 31, 2007:
Shares sold	548,110	$548,110
Shares issued in reinvestment of dividends and distributions	214,778	214,778
Shares reacquired	(2,744,691)	(2,744,691)

Net increase (decrease) in shares outstanding	(1,981,803)	$(1,981,803)

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Class D	Shares	Amount
Six months ended April 30, 2008:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	102,465	102,464
Shares reacquired	(467,987)	(467,987)

Net increase (decrease) in shares outstanding	(365,522)	$(365,523)

Year ended October 31, 2007:
Shares sold	47,095	$47,095
Shares issued in reinvestment of dividends and distributions	276,605	276,605
Shares reacquired	(2,807,417)	(2,807,417)

Net increase (decrease) in shares outstanding	(2,483,717)	$(2,483,717)

Class L
Six months ended April 30, 2008:
Shares sold	2,410,451	$2,410,450
Shares issued in reinvestment of dividends and distributions	124,284	124,284
Shares reacquired	(2,477,114)	(2,477,114)

Net increase (decrease) in shares outstanding	57,621	$57,620

Year ended October 31, 2007:
Shares sold	4,379,721	$4,379,721
Shares issued in reinvestment of dividends and distributions	381,732	381,732
Shares reacquired	(9,074,423)	(9,074,423)

Net increase (decrease) in shares outstanding	(4,312,970)	$(4,312,970)

Class M
Six months ended April 30, 2008:
Shares sold	6,058,579	$6,058,579
Shares issued in reinvestment of dividends and distributions	246,455	246,450
Shares reacquired	(7,771,887)	(7,769,464)

Net increase (decrease) in shares outstanding before conversion	(1,466,853)	(1,464,435)
Shares reacquired upon conversion into Class A	(5,402,975)	(5,405,398)

Net increase (decrease) in shares outstanding	(6,869,828)	$(6,869,833)

Year ended October 31, 2007:
Shares sold	17,642,301	$17,642,301
Shares issued in reinvestment of dividends and distributions	994,513	994,513
Shares reacquired	(29,141,589)	(29,140,030)

Net increase (decrease) in shares outstanding before conversion	(10,504,775)	(10,503,216)
Shares reacquired upon conversion into Class A	(4,895,166)	(4,896,725)

Net increase (decrease) in shares outstanding	(15,399,941)	$(15,399,941)

Dryden Money Market Fund	17

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended April 30, 2008:
Shares sold	3,966,712	$3,966,712
Shares issued in reinvestment of dividends and distributions	89,395	89,395
Shares reacquired	(4,074,517)	(4,074,511)

Net increase (decrease) in shares outstanding before conversion	(18,410)	(18,404)
Shares reacquired upon conversion into Class A	(1,497)	(1,503)

Net increase (decrease) in shares outstanding	(19,907)	$(19,907)

Year ended October 31, 2007:
Shares sold	8,553,800	$8,553,800
Shares issued in reinvestment of dividends and distributions	258,271	258,271
Shares reacquired	(10,510,002)	(10,509,759)

Net increase (decrease) in shares outstanding before conversion	(1,697,931)	(1,697,688)
Shares reacquired upon conversion into Class A	(18,051)	(18,294)

Net increase (decrease) in shares outstanding	(1,715,982)	$(1,715,982)

5. Tax Information

At October 31, 2007, the Fund had a capital loss carryforward for tax purposes of approximately $16,800 of which $14,700 expires in 2013 and $2,100 expires in 2014. For the fiscal year ended October 31, 2007, approximately $800 of its capital loss carryforward was used to offset net realized capital gains. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

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(FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In addition, in March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden Money Market Fund	19

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.016
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.016

Less Dividends and Distributions:
Dividends from net investment income	(0.016)
Distributions from net realized gains	—

Total dividends and distributions	(0.016)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8
Ratios to average net assets(e):
Expenses after advisory fee waiver and expense reimbursement	1.02	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.12	%(b)
Net investment income	3.18	%(b)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Commencement of operations.
(d)	Calculations are based on average daily number of shares outstanding.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.

See Notes to Financial Statements.

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Class A
Year Ended October 31,		August 12, 2005(c) through October 31, 2005
2007(d)	2006(d)

$1.00	$1.00	$1.00

0.044	0.037	0.005
— *	—	—	*

0.044	0.037	0.005

(0.044)	(0.037)	(0.005)
—	—	—

(0.044)	(0.037)	(0.005)

$1.00	$1.00	$1.00

4.47%	3.73%	0.53%

$6.1	$2.8	$0.3

1.05%	1.13%	1.25	%(b)
1.15%	1.42%	1.44	%(b)
4.39%	4.10%	0.59	%(b)

See Notes to Financial Statements.

Dryden Money Market Fund	21

Financial Highlights

(Unaudited) continued

	Class C(c)
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.012
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.012

Less Dividends and Distributions:
Dividends from net investment income	(0.012)
Distributions from net realized gains	—

Total dividends and distributions	(0.012)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.8
Ratios to average net assets(e):
Expenses after advisory fee waiver and expense reimbursement	1.89	%(d)
Expenses before advisory fee waiver and expense reimbursement	1.99	%(d)
Net investment income	2.46	%(d)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	For the period ended 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio. (See Note 1 in Notes to Financial Statements).
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.
(t)	Amount is less than 0.005%.

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Class C(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004		2003(b)

$1.00	$1.00	$1.00	$1.00		$1.00

0.035	0.029	0.009	—	*	—	*
— *	—	— *	—	*	—	*

0.035	0.029	0.009	—	*	—	*

(0.035)	(0.029)	(0.009)	—	*	—	*
—	—	— *	—		—	*

(0.035)	(0.029)	(0.009)	—	*	—	*

$1.00	$1.00	$1.00	$1.00		$1.00

3.56%	2.90%	0.92%	0.00%		0.00%

$6.6	$8.6	$12.3	$22.1		$45.7

1.93%	2.00%	2.00%	1.23%		1.32%
2.03%	2.29%	2.26%	1.90%		1.92%
3.50%	2.81%	0.84%	0.01%		—	(t)

See Notes to Financial Statements.

Dryden Money Market Fund	23

Financial Highlights

(Unaudited) continued

	Class D
	Six Months Ended April 30, 2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.015
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.015

Less Dividends and Distributions:
Dividends from net investment income	(0.015)
Distributions from net realized gains	—

Total dividends and distributions	(0.015)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.9
Ratios to average net assets(e):
Expenses after advisory fee waiver and expense reimbursement	1.39	%(b)
Expenses before advisory fee waiver and expense reimbursement	1.49	%(b)
Net investment income	2.94	%(b)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized. Total return includes the effect of expense subsidies.
(b)	Annualized.
(c)	Commencement of operations.
(d)	Calculations are based on the average daily number of shares outstanding.
(e)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class D
Year Ended October 31,			April 12, 2004(c) through October 31, 2004
2007(d)	2006(d)	2005

$1.00	$1.00	$1.00	$1.00

0.040	0.034	0.014	—	*
— *	—	— *	—	*

0.040	0.034	0.014	—	*

(0.040)	(0.034)	(0.014)	—	*
—	—	— *	—

(0.040)	(0.034)	(0.014)	—	*

$1.00	$1.00	$1.00	$1.00

4.08%	3.41%	1.42%	0.29%

$7.3	$9.8	$13.0	$16.0

1.43%	1.50%	1.50%	0.83	%(b)
1.53%	1.79%	1.77%	1.38	%(b)
3.99%	3.32%	1.39%	0.51	%(b)

See Notes to Financial Statements.

Dryden Money Market Fund	25

Financial Highlights

(Unaudited) continued

	Class L(c)
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.015
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.015

Less Dividends and Distributions:
Dividends from net investment income	(0.015)
Distributions from net realized gains	—

Total dividends and distributions	(0.015)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.6
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.39	%(e)
Expenses before advisory fee waiver and expense reimbursement	1.49	%(e)
Net investment income	2.92	%(e)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.
(d)	For the period ended 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class L(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004	2003(b)(d)

$1.00	$1.00	$1.00	$1.00	$1.00

0.040	0.034	0.014	0.010	0.005
— *	—	— *	— *	— *

0.040	0.034	0.014	0.010	0.005

(0.040)	(0.034)	(0.014)	(0.010)	(0.005)
—	—	— *	—	— *

(0.040)	(0.034)	(0.014)	(0.010)	(0.005)

$1.00	$1.00	$1.00	$1.00	$1.00

4.08%	3.41%	1.42%	0.50%	0.50%

$8.5	$12.8	$21.2	$44.8	$103.2

1.43%	1.50%	1.50%	0.72%	0.80%
1.53%	1.79%	1.77%	1.40%	1.42%
4.00%	3.30%	1.25%	0.50%	0.50%

See Notes to Financial Statements.

Dryden Money Market Fund	27

Financial Highlights

(Unaudited) continued

	Class M(c)
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.012
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.012

Less Dividends and Distributions:
Dividends from net investment income	(0.012)
Distributions from net realized gains	—

Total dividends and distributions	(0.012)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.3
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.89	%(e)
Expenses before advisory fee waiver and expense reimbursement	1.99	%(e)
Net investment income	2.49	%(e)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.
(d)	For the period ended 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.
(t)	Amount is less than 0.005%.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class M(c)
Year Ended October 31,
2007(b)	2006(b)	2005	2004		2003(b)(d)

$1.00	$1.00	$1.00	$1.00		$1.00

0.035	0.029	0.009	—	*	—	*
— *	—	— *	—	*	—	*

0.035	0.029	0.009	—	*	—	*

(0.035)	(0.029)	(0.009)	—	*	—	*
—	—	— *	—		—	*

(0.035)	(0.029)	(0.009)	—	*	—	*

$1.00	$1.00	$1.00	$1.00		$1.00

3.57%	2.90%	0.92%	0.00%		0.00%

$25.2	$40.6	$60.9	$79.9		$120.2

1.93%	2.00%	2.00%	1.25%		1.31%
2.03%	2.29%	2.27%	1.91%		1.92%
3.51%	2.84%	0.85%	0.01%		—	(t)

See Notes to Financial Statements.

Dryden Money Market Fund	29

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Income from investment operations:
Net investment income	0.012
Net realized and unrealized gain (loss) on investments	—	*

Total from investment operations	0.012

Less Dividends and Distributions:
Dividends from net investment income	(0.012)
Distributions from net realized gains	—

Total dividends and distributions	(0.012)

Net asset value, end of period	$1.00

Total Investment Return(a)	1.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.2
Ratios to average net assets(f):
Expenses after advisory fee waiver and expense reimbursement	1.89	%(e)
Expenses before advisory fee waiver and expense reimbursement	1.99	%(e)
Net investment income	2.43	%(e)

(a)	Total return does not consider the effects of sales load. Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Total Return for Class X shares does not reflect the payment of bonus shares.
(d)	For the year ended 10/31/03 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolio in which the Fund invests.
*	Amount is less than $0.0005.
(t)	Amount is less than 0.005%.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class X
Year Ended October 31,
2007(b)	2006(b)	2005	2004		2003(b)(d)

$1.00	$1.00	$1.00	$1.00		$1.00

0.035	0.029	0.009	—	*	—	*
— *	—	— *	—	*	—	*

0.035	0.029	0.009	—	*	—	*

(0.035)	(0.029)	(0.009)	—	*	—	*
—	—	— *	—		—	*

(0.035)	(0.029)	(0.009)	—	*	—	*

$1.00	$1.00	$1.00	$1.00		$1.00

3.56%	2.90%	0.92%	0.00	%(c)	0.00	%(c)

$7.3	$9.0	$13.8	$16.8		$24.9

1.93%	2.00%	2.00%	1.25%		1.30%
2.03%	2.29%	2.27%	1.91%		1.92%
3.51%	2.83%	0.88%	0.01%		—	(t)

See Notes to Financial Statements.

Dryden Money Market Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER/CO-MANAGERS	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

	AST Investment Services, Inc.	One Corporate Drive Shelton, CT 06484

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Money Market Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Money Market Fund
Share Class	A	C	D	L*	M**	X**
NASDAQ	N/A	ASCXX	N/A	AASXX	ABSXX	ASXXX
CUSIP	86277E104	86277E609	86277E302	86277E203	86277E500	86277E708

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to most new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

MF201E2    IFS-A149139    Ed. 06/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Mutual Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 24, 2008

* Print the name and title of each signing officer under his or her signature.